SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Earnings per share basic and diluted
	For the six months ended December 31, 2022	For the six months ended December 30, 2021
Numerator:
Net loss	$(6,097,151)	$(6,759,529)
Denominator:
Weighted average common shares outstanding—basic	369,415,435	328,392,903
Dilutive common stock equivalents	-	-
Weighted average common shares outstanding—diluted	369,415,435	328,392,903
Net loss per share:
Basic	$(0.02)	$(0.02)
Diluted	$(0.02)	$(0.02)

	For the year ended June 30, 2022	For the year ended June 30, 2021
Numerator:
Net loss	$(15,882,195)	$(2,702,602)
Denominator:
Weighted average common shares outstanding—basic	345,160,167	225,497,197
Dilutive common stock equivalents	-	-
Weighted average common shares outstanding—diluted	345,160,167	225,497,197
Net loss per share:
Basic	$(0.05)	$(0.01)
Diluted	$(0.05)	$(0.01)